Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Revenue Recognition [Line Items]
REVENUE RECOGNITION

3.      REVENUE RECOGNITION

Revenue Recognition

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are generally recognized upon the transfer of control of promised products or services provided to customers, reflecting the amount of consideration the Company expects to receive for those products or services. The Company enters into contracts that can include various products or services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company derives its revenue primarily from the following sources: (1) hosted services, (2) professional services and (3) traffic monetization revenue. Revenue is reported net of applicable sales and use taxes that are passed through to customers.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from customers that do not meet criteria for having a contract are recorded as deposit liabilities on the condensed consolidated balance sheet.

The Company’s arrangements with customers may contain multiple obligations. Individual services are accounted for separately if they are distinct — that is, if a service is separately identifiable from other items in the contract and a customer can benefit from it in its own or with other resources that are readily available to the customer.

The Company has the following performance obligations in contracts with customers:

Hosted Services

Hosted services, along with non-distinct customization, integration, maintenance and support professional services, allow customers to access the Houndify platform over the contract period without taking possession of the software. The contract terms of hosted services range from one year to twenty years.

The Company has determined that the hosted services arrangements are a single performance obligation comprised of a series of distinct services, since each day of providing access to hosted services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided. These services are provided either on a usage basis (i.e., variable consideration) or on a fixed fee subscription basis. The Company recognizes revenue as each distinct service period is performed (i.e., recognized as incurred).

Hosted services generally include up-front services to develop and/or customize the Houndify application to each customer’s specification. Judgement is required to determine whether these professional services are distinct from the hosted services. In making this determination, factors such as the degree of integration, the customers’ ability to start using the software prior to customization, and the availability of these services from other independent vendors are considered.

In instances where the Company concluded that the up-front services are not distinct performance obligations, revenue for these activities is recognized over the period which the hosted services are provided and is included within hosted services revenue.

Professional Services

Revenue from distinct professional services, such as non-integrated development services, is either recognized over time based upon the progress towards completion of the project, or at a point in time at project completion, depending on the nature of the arrangement. Measuring stage of completion of a project requires significant judgement and estimates, including actual efforts spent in relation to estimated total costs and percentage of completion based on input and output measures. During the nine months ended September 30, 2021 and 2020, the majority of revenue was recognized over time, with $5,803 and $1,333, respectively, recognized at a point in time when the performance obligation was completed and control of the service was transferred to the customer.

Traffic Monetization

Traffic monetization revenues are derived from three sources: (1) ad impressions placed on the SoundHound music identification application, (2) sales commissions earned from song purchases facilitated by the SoundHound application and (3) application store fees paid for ad-free downloads of the SoundHound music identification application. The amount of revenue is based on actual traffic generated or usage, which represent a variable consideration with constrained estimates. Therefore, the Company recognizes the related revenues when advertisements are placed, when commissions are paid or when the SoundHound application is downloaded.

When a contract has multiple performance obligations, the transaction price is allocated to each performance obligation based on its relative estimated standalone selling price (“SSP”). Judgments are required to determine the SSP for each distinct performance obligation. SSP is determined by maximizing observable inputs from pricing of standalone sales, when possible. Since prices vary from customer to customer based on customer relationship, volume discount and contract type, in instances where the SSP is not directly observable, the Company estimates SSP by considering the following factors:

•        Costs of developing and supplying each performance obligation

•        Industry standards

•        Major product groupings

•        Gross margin objectives and pricing practices, such as contractually stated prices, discounts offered, and applicable price lists

These factors may vary over time, depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors considered change or should future facts and circumstances lead the Company to consider additional factors, the Company’s best estimate of SSP may also change.

For the nine months ended September 30, 2021 and 2020, revenues under each performance obligation were (in thousands):

	For the nine months ended September 30,
	2021	2020
Hosted services	$10,047	$6,004
Professional services	5,114	2,139
Traffic monetization	689	663
Total	$15,850	$8,806

For the nine months ended September 30, 2021 and 2020, the Company disaggregates revenue by geographic location, recognition pattern and service type as follows (in thousands):

	For the nine months ended September 30,
	2021	2020
Germany	$7,031	$2,268
Unites States	3,593	2,610
Japan	2,874	2,559
Korea	1,180	1,309
Other	1,172	60
Total	$15,850	$8,806
	For the nine months ended September 30,
	2021	2020
Over time revenue	$10,047	$7,473
Point-in-time	5,803	1,333
Total	$15,850	$8,806
	For the nine months ended September 30,
	2021	2020
Product Royalties	$13,636	$6,891
Service Subscriptions	1,176	879
Monetization	1,038	1,036
Total	$15,850	$8,806

The Company’s disaggregation of revenue by service type consists of Product Royalties, Service Subscriptions and Monetization. Product Royalties revenue is derived from Houndified Products, which are voice-enabled tangible products across the automotive and consumer electronics industries. Revenue from Product Royalties is based on volume, usage, or life of the products, which are driven by number of devices, users, or unit of time. Service Subscription revenue is generated through Houndified Services, which include customer services, food ordering, content, appointments, and voice commerce. Subscription revenue is derived from monthly fees based on usage-based revenue, revenue per query or revenue per user. Both Houndified Products and Houndified Services may include professional services that develop and customize the Houndify platform to fit customers’ specific needs. Revenue from Monetization is generated from Houndified Ads and is largely transaction based, consisting of focused ad targeting to users of Houndified Products accessing Houndified Services.

Contract Balances

The Company performs its obligations under a contract with a customer by licensing access to software or providing services in exchange for consideration from the customer. The timing of the Company’s performance often differs from the timing of the customer’s payment, which results in the recognition of a receivable, a contract asset or a contract liability.

As of September 30, 2021 and December 31, 2020, the Company had contract assets included in prepaid expenses and other current assets of $0 and $43, respectively, in the condensed consolidated balance sheets. The Company did not record any asset impairment charges related to contract assets during the nine months ended September 30, 2021.

Revenue recognized for the nine months ended September 30, 2021 and 2020 that was included in the deferred revenues balances at the beginning of the reporting period was $11,259 and $5,301, respectively. The significant decrease in deferred revenue as of September 30, 2021 compared to the beginning of the reporting period is primarily due to the Company satisfying its servicing performance obligations as well as modification of certain contracts that reduced the scope of the Company’s performance obligations.

As of September 30, 2021, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was $32,626. Given the applicable contract terms, $11,692 is expected to be recognized as revenue within one year and $16,178 is expected to be recognized between two to five years, with the remainder after five years. This amount does not include contracts to which the customer is not committed, contracts for which the Company recognizes revenue equal to the amount the Company has the right to invoice for services performed, or future sales-based or usage-based royalty payments in exchange for access to the Company’s hosted services. This amount is subject to change due to future revaluations of variable consideration, terminations, other contract modifications or currency adjustments. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.

The Company’s long-term contracts do not have significant financing components, as there is generally payment and performance in each year of the contract. If there is a period of one year or longer between the transfer of promised services and payment, it is generally for reasons other than financing and, thus, the Company does not adjust the transaction price for financing components.

The Company elected the practical expedient to not adjust promised amounts of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

2.      REVENUE RECOGNITION

Revenue recognition

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are generally recognized upon the transfer of control of promised products or services provided to the customers, reflecting the amount of consideration the Company expects to receive for those products or services. The Company entered into contracts that can include various products or services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company derives its revenue primarily from the following sources: (1) hosted services, (2) professional services, and (3) traffic monetization revenue. Revenue is reported net of applicable sales and use tax that are passed through to the customers. The Company currently recognizes revenue by applying the following five steps:

•        identification of the contract(s) with a customer;

•        identification of the performance obligations in the contract;

•        determination of the transaction price, including the constraint on variable consideration;

•        allocation of the transaction price to the performance obligations in the contract;

•        recognition of revenue when, or as, performance obligations are satisfied.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from the customer are recorded as deposit liabilities on the consolidated balance sheet if there is no executed contracts.

The Company’s arrangements with customers may contain multiple obligations. Individual services are accounted for separately if they are distinct; that is, if a service is separately identifiable from other items in the contract and a customer can benefit from it in its own or with other resources that are readily available to the customer.

The Company has the following performance obligations in contracts with customers:

Hosted services

Hosted services, along with non-distinct customization, integration, maintenance and support professional services, allow customers to access the Houndify platform over the contract period without taking possession of the software. The contract terms of hosted services range from one year to twenty years.

The Company has determined that the hosted services arrangements are a single performance obligation comprised of a series of distinct services since each day of providing access to hosted services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided. These services are provided either on a usage basis (i.e., variable consideration) or on a fixed fee subscription basis. The Company recognizes revenue as each distinct service period is performed (i.e., recognized as incurred).

Hosted services generally include up-front services to develop and/or customize the Houndify application to each customer’s specification. Judgement is required to determine whether these professional services are distinct from the hosted services. In making this determination, factors such as the degree of integration, the customers’ ability to start using the software prior to customization, and the availability of these services from other independent vendors are considered. In instances where the Company concluded that the up-front services are not distinct performance obligations, revenue for these activities is recognized over the period which the hosted services are provided and is included within hosted services revenue.

Professional services

Revenue from distinct professional services, such as non-integrated development services, is either recognized over time based upon the progress towards completion of the project, or at a point in time at project completion, depending on the nature of the arrangement. Measuring stage of completion of a project requires significant judgement and estimates, including actual efforts spent in relation to estimated total costs, and percentage of completion based on input and output measures. During the year ended December 31, 2020, the majority of the revenue was recognized over time, with $886,000 recognized at point in time when the performance obligation is completed and control of the service is transferred to the customer.

Traffic monetization

Traffic monetization revenues are derived from 1) ad impressions placed on the SoundHound music identification app 2) sales commissions earned from song purchases facilitated by the SoundHound app; 3) App store fees paid for ads-free downloads of the SoundHound music identification app. The amount of revenue is based on actual traffic generated or usage, which represents variable consideration with constrained estimate. Therefore, the Company recognizes the related revenues when ads are placed, when commissions are paid, or when the SoundHound app is downloaded. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as a principal or an agent in the transaction. The Company has determined that it does not act as the principal in traffic monetization arrangements because it does not control the transfer of the service and it does not set the price. Based on these factors, the Company reports revenue on a net basis.

When a contract has multiple performance obligations, the transaction price is allocated to each performance obligations based on their relative estimated standalone selling price (“SSP”). Judgments are required to determine the SSP for each distinct performance obligation. SSP is determined by maximizing observable inputs from pricing of standalone sales, when possible. Since prices vary from customer to customer based on customer relationship, volume discount, and contract type, in instances where the SSP is not directly observable, the Company estimates SSP by considering the following factors:

–       costs of developing and supplying each performance obligation,

–       industry standards,

–       major product groupings, and

–       gross margin objectives and pricing practices, such as contractually stated prices, discounts offered, and applicable price lists.

These factors may vary over time, depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors considered change or should future facts and circumstances lead the Company to consider additional factors, the Company’s best estimate of SSP may also change.

Geographic information

For the year ended December 31, 2020, revenue, classified by the major geographic regions in which customers are located, were (in thousands):

Revenues:
United States	$3,538
Japan	3,496
Korea	1,855
Germany	3,339
Other	789
Total	$13,017

Contract balances

The Company performs its obligations under a contract with a customer by licensing access to software or providing services in exchange for consideration from the customer. The timing of the Company’s performance often differs from the timing of the customer’s payment, which results in the recognition of a receivable, a contract asset or a contract liability.

The Company classifies the right to consideration in exchange for software or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional, as compared to a contract asset, which is a right to consideration that is conditional upon factors other than the passage of time. The majority of the Company’s contract assets represent unbilled amounts related to fixed-price service contracts when the revenue recognized exceeds the amount billed to the customer. The contract assets are generally classified as current asset. At December 31, 2020, contract assets of $43,000 are included in prepaid expenses and other current assets in the Consolidated Balance Sheets. The Company did not record any asset impairment charges related to contract assets during fiscal year 2020.

Deferred revenues consist substantially of amounts invoiced in advance of revenue recognition and are recognized as the revenue recognition criteria are met. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as current deferred revenues and the remaining portion is recorded as non-current deferred revenues. Revenue recognized for the years ended December 31, 2020, that was included in the deferred revenues and billings in excess of recognized revenues balances at the beginning of the reporting period, was $7,503,000. The significant increase in deferred revenue as of December 31, 2020 compared to the beginning of the reporting period is primarily due to the receipt of upfront payments from certain customers before the Company can satisfy any of its servicing performance obligations.

At December 31, 2020, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was approximately $36,072,000. Given the applicable contract terms, $12,413,000 is expected to be recognized as revenue within one year, $18,398,000 between two to five years, with the remainder after five years. This amount does not include contracts to which the customer is not committed, nor contracts for which we recognize revenue equal to the amount we have the right to invoice for services performed, or future sales-based or usage-based royalty payments in exchange for access to our hosted services. This amount is subject to change due to future revaluations of variable consideration, terminations, other contract modifications, or currency adjustments. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to the scope, change in timing of delivery of products and services, or contract modifications.

The Company’s long-term contracts do not have significant financing components as there is generally payment and performance in each year of the contract. If there is a period of one year or longer between transferring of the promised services and payment, it is generally for reasons other than financing and thus the Company does not adjust the transaction price for financing components.

The Company elected the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

3.      REVENUE RECOGNITION

ASC 606 Adoption

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers: Topic 606” (“Topic 606”), under which revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive for those goods and services. ASU 2014-09 defines a five-step approach to achieve this core principal and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under previous guidance under ASC Topic 605. The Company adopted Topic 606, effective January 1, 2019, utilizing the modified retrospective method and recognized the cumulative effect of initially applying Topic 606 as an adjustment to the opening balance of accumulated deficit as of the adoption date. The Company applied Topic 606 to all contracts that were not completed at the date of initial application.

Adoption of Topic 606 resulted in changes to the Company’s accounting policies for revenue recognition and deferred commissions. The Company recorded an increase to opening accumulated deficit of $6.9 million as of January 1, 2019 due to the cumulative impact of adopting Topic 606 as follows:

•        An increase in total deferred revenue of $7.8 million, primarily related to the Company’s contracts-in-progress and had not yet transferred control of the services to the customer;

•        A decrease in unbilled revenue of approximately $85,000 related to unbilled performance obligations from 2018 where transfer of control of services to the customer has not occurred and the Company has not completed the required efforts on the performance obligations on such unbilled receivables.

•        A decrease in deferred commission costs of approximately $88,000 related to a reduction in the number of months such costs are amortized to expense. The reduction was based on a review of customer behavior and understanding the number of months the customer actually uses the Company’s application. The Company reduced the deferral period from 24 months to 12 months.

•        An increase in accounts receivable of $982,000 related to the amount of consideration that the Company has an unconditional right to, but before the Company transfers services to the customer, that were previously net against deferred revenue under ASC 605.

The following tables summarize the impact of the new standard on the Consolidated Balance Sheet and Consolidated Statement of Operations and Comprehensive Loss for the period presented:

Selected Consolidated Balance Sheet Data

	(in thousands)
	Balance as of December 31, 2018	Impact of 606 restatement adjustment	Balance as of January 1, 2019 – as restated
Accounts
Assets
Unbilled accounts receivable	$459	$(85)	$374
Accounts receivable	754	982	1,736
Deferred costs – App Store commissions	39	(88)	(49)
Liabilities
Contract liability	7,161	7,756	14,917
Equity
Accumulated deficit	$161,368	$6,947	$168,315

Revenue Recognition

The Company derives its revenue primarily from the following sources: (1) hosted services, (2) professional services, and (3) traffic monetization revenue. Revenue is reported net of applicable sales and use tax that are passed through to the customers. The Company currently recognizes revenue by applying the following five steps:

•        identification of the contract(s) with a customer;

•        identification of the performance obligations in the contract;

•        determination of the transaction price, including the constraint on variable consideration;

•        allocation of the transaction price to the performance obligations in the contract;

•        recognition of revenue when, or as, performance obligations are satisfied.

Contracts are accounted for when both parties have approved and committed to the contract, the rights of the parties and payment terms are identifiable, the contract has commercial substance and collectability of consideration is probable. Any payments received from the customer are recorded as deposit liabilities on the consolidated balance sheet if there is no executed contracts.

The Company’s arrangements with customers may contain multiple obligations. Individual services are accounted for separately if they are distinct — that is, if a service is separately identifiable from other items in the contract and a customer can benefit from it in its own or with other resources that are readily available to the customer. The Company has the following performance obligations in contracts with customers:

Hosted Services

Hosted services, along with non-distinct customization, integration, maintenance and support professional services, allow customers to access the Houndify platform over the contract period without taking possession of the software. The contract terms of hosted services range from one year to eighteen years.

The Company has determined that the hosted services arrangements are a single performance obligation comprised of a series of distinct services since each day of providing access hosted services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided. These services are provided either on a usage basis (i.e. variable consideration) or on a fixed fee subscription basis. The Company recognizes revenue as each distinct service period is performed (i.e., recognized as incurred).

Hosted services generally include up-front services to develop and/or customize the Houndify application to each customer’s specification. Judgment is required to determine whether these professional services are distinct from the hosted services. In making this determination, factors such as the degree of integration, the customers’ ability to start using the software prior to customization, and the availability of these services from other independent vendors are considered. In instances where the Company concluded that the up-front services are not distinct performance obligations, revenue for these activities is recognized over the period which the hosted services are provided, and is included within hosted services revenue.

Professional Services

Revenue from distinct professional services, such as non-integrated development services, is either recognized over time based upon the progress towards completion of the project, or at a point in time at project completion, depending on the nature of the arrangement. Measuring stage of completion of a project requires significant judgment and estimates, including actual efforts spent in relation to estimated total costs, and percentage of completion based on input and output measures. During the year ended December 31, 2019, the majority of the revenue was recognized over time, with $200 recognized at a point in time when the performance obligation is completed and control of the service is transferred to the customer.

Traffic Monetization

Traffic monetization revenues are derived from 1) ad impressions placed on the SoundHound music identification app 2) sales commissions earned from song purchases facilitated by the SoundHound app 3) App store fees paid for ads-free downloads of the SoundHound music identification app.

The amount of revenue is based on actual traffic generated or usage, which represents variable consideration with a constrained estimate, therefore the Company recognizes the related revenues when ads are placed, when commissions are paid, or when the SoundHound app is downloaded.

When a contract has multiple performance obligations, the transaction price is allocated to each performance obligation based on their relative estimated standalone selling price (“SSP”). Judgments are required to determine the SSP for each distinct performance obligation. SSP is determined by maximizing observable inputs from pricing of standalone sales, when possible. Since prices vary from customer to customer based on customer relationship, volume discount, and contract type, in instances where the SSP is not directly observable, the Company estimates SSP by considering the following factors:

•        costs of developing and supplying each performance obligation,

•        industry standards,

•        major product groupings, and

•        gross margin objectives and pricing practices, such as contractually stated prices, discounts offered, and applicable price lists.

These factors may vary over time, depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors considered change or should future facts and circumstances lead the Company to consider additional factors, the Company’s best estimate of SSP may also change.

Contract Balances

The Company performs its obligations under a contract with a customer by licensing access to software or providing services in exchange for consideration from the customer. The timing of the Company’s performance often differs from the timing of the customer’s payment, which results in the recognition of a receivable, a contract asset or a contract liability.

The Company classifies the right to consideration in exchange for software or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional, as compared to a contract asset, which is a right to consideration that is conditional upon factors other than the passage of time. The majority of the Company’s contract assets represent unbilled amounts related to fixed-price service contracts when the revenue recognized exceeds the amount billed to the customer. The contract assets are generally classified as a current asset. At December 31, 2019, contract assets of $50,000 are included in prepaid expenses and other current assets in the Consolidated Balance Sheet. The Company did not record any asset impairment charges related to contract assets during fiscal year 2019.

Deferred revenues consist substantially of amounts invoiced in advance of revenue recognition and are recognized as the revenue recognition criteria are met. Deferred revenues that will be recognized during the succeeding twelve-month period are recorded as current deferred revenues and the remaining portion is recorded as non-current deferred revenues. Revenue recognized for the year ended December 31, 2019, that was included in the deferred revenues and billings in excess of recognized revenues at the beginning of the reporting period, was $1,235,000. The significant increase in deferred revenue as of December 31, 2019 compared to the beginning of the reporting period is primarily due to the receipt of upfront payments from certain customers before the Company satisfied any of its servicing performance obligations.

At December 31, 2019, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was approximately $34,030,000. Given the applicable contract terms, $9,570,000 is expected to be recognized as revenue within one year, $18,900,000 between two to five years, with the remainder after five years. This amount does not include contracts to which the customer is not committed, nor contracts for which we recognize revenue equal to the amount we have the right to invoice for services performed, or future sales-based or usage-based royalty payments in exchange for access to our hosted services. This amount is subject to change due to future revaluations of variable consideration, terminations, other contract modifications, or currency adjustments. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to the scope, change in timing of delivery of products and services, or contract modifications.

For the year ended December 31, 2019, revenue, classified by the major geographic region in which our customers are located, were as followed (in thousands):

2019
Revenues:
United States	$5,247
Korea	920
Germany	870
Other	640
$7,677